RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 22, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party									¥ 6,474,041
Rental expenses from related parties						¥ 1,100,304		¥ 1,100,304	1,100,304
Guarantor Obligations, Guarantee Fee Income Receivable						115,381,880		148,903,168
Guarantor Obligations, Carrying Value						72,019,365		92,404,069
Related Party Transaction, Other Revenues from Transactions with Related Party						18,574,433			64,225,858
Guarantor Obligations, Current Carrying Value						25,687,692		26,639,131		$ 3,689,806
Reversion Of Unamortised Redemption Guarantee Liabilities	¥ 22,119,127			¥ 13,609,729				28,965,510	13,609,729
Reversion Of Unamortized Redemption Guarantee Assets	20,409,535			12,258,412				34,283,915	12,258,412
Other Income	¥ 1,709,592							5,318,405	1,351,317
Guarantor Obligations Proceeds Of Guarantee Fee						18,628,574		29,460,673	52,586,819
Payments for Other Fees						39,565,882		19,741,927	8,375,075
Payments Made in Advance related to Service Fee		¥ 76,356,466	$ 11,200,000
Proceeds from Sale of Equity Method Investments				¥ 28,634	$ 4,383		€ 2,636,291	28,634
Escrow Service Expenses						23,266,889		¥ 20,842,153	2,735,269
Lessor, Operating Lease, Term of Contract								10 years
Construction in progress						806,051,793		¥ 1,246,173,113
Due from related parties						¥ 91,416,575
Minimum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability						1 year
Maximum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability						16 years
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Payments for Other Fees						¥ 39,565,882		19,741,927	8,375,075
Sweihan Pv [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party						144,287,938		1,416,020,214	1,219,803,260
ReneSola [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party						0		47,388	6,474,041
Related Party Costs						0		0	2,866,904
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties						1,100,304		1,100,304	1,100,304
Guarantor Obligations, Current Carrying Value						2,630,000,000				$ 377,400,000
Jinko Power Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party						7,812,477		38,895,833	453,251,266
Related Party Transaction, Other Revenues from Transactions with Related Party								26,229,524
Revenue from Rental Services						2,177,280		¥ 2,177,280	¥ 2,142,018
Jinko Power
Related Party Transaction [Line Items]
Due from related parties						484
Due from related parties over due over one year						418
Interest on overdue receivable from related parties						¥ 0
Jiangxi Jinko Engineering and Investors of Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Due to Related Parties | $											$ 297,300,000